Obligations under Guarantees and Other Off-balance Sheet Instruments	12 Months Ended
Mar. 31, 2023
Guarantee Obligations And Other Off Balance Sheet Instruments [Abstract]
Obligations under Guarantees and Other Off-balance Sheet Instruments	OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS
Obligations under Guarantees
The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protection, liquidity facilities, other off-balance sheet credit-related support and similar instruments, in order to meet the customers’ financial and business needs. The tables below present the contractual or notional amounts of such guarantees at March 31, 2022 and 2023. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged.
For certain types of derivatives, such as written interest rate options and written currency options, the maximum potential future payments are unlimited. Accordingly, it is impracticable to estimate the maximum potential amount of future payments. As such, the notional amounts of the related contracts, other than the maximum potential payments, are included in the table.
The MUFG Group mitigates its credit risk exposure resulting from guarantees by utilizing various techniques, including collateralization in the form of cash, securities, and real estate properties based on management’s credit assessment of the guaranteed parties and the related credit profile. In order to manage the credit risk exposure, the MUFG Group also enters into sub-participation contracts with third parties who will fund a portion of the credit facility and bear its share of the loss to be incurred in the event that the customer fails to fulfill its obligations. The following table includes guarantees of ¥646.1 billion and ¥549.1 billion at March 31, 2022 and 2023, respectively, which are syndicated out to third parties. The contractual or notional amounts summarized in the following table do not necessarily bear any direct relationship to the future actual credit exposure, primarily because of risk management techniques of the MUFG Group.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2022:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥4,731	¥3,733	¥784	¥214
Performance guarantees	3,828	2,807	887	134
Derivative instruments(1)	39,982	14,670	16,988	8,324
Liabilities of trust accounts	12,262	6,413	672	5,177
Other	71	6	65	—
Total	¥60,874	¥27,629	¥19,396	¥13,849

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2023:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥4,975	¥4,047	¥743	¥185
Performance guarantees	4,179	3,100	930	149
Derivative instruments(1)	48,363	22,197	16,036	10,130
Liabilities of trust accounts	17,139	8,780	798	7,561
Other	85	15	70	—
Total	¥74,741	¥38,139	¥18,577	¥18,025

Note:
(1)Credit derivatives sold by the MUFG Group are excluded from this presentation.
Nature of Guarantee Contracts
Standby letters of credit and financial guarantees generally include an obligation of an issuer or a designated third-party to guarantee the performance of the customer to the beneficiary under the terms of contracts such as lending contracts and other similar financial transactions. The MUFG Group is required to make payments to the guaranteed parties in the event that the customers fail to fulfill the obligations under the contracts. The guarantees whose contractual maturities are over 5 years are mainly comprised of guarantees of housing loans.
Performance guarantees are contracts that contingently require the MUFG Group to make payments to the guaranteed party based on another party’s failure to perform under an obligating agreement, except financial obligation. For example, performance guarantees include guarantees of completion of construction projects.
Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps. In order for the MUFG Group to determine if those derivative instruments meet the definition of guarantees, as prescribed in the guidance on guarantees, the MUFG Group has to track whether the counterparties are actually exposed to losses that will result from the adverse change in the underlyings. Accordingly, the MUFG Group has disclosed information on all credit default swaps and certain written options for which there is a possibility of meeting the definition of guarantees as prescribed in the guidance on guarantees, regardless of whether the counterparties have assets or liabilities related to the underlyings of the derivatives. However, credit derivatives sold by the MUFG Group at March 31, 2022 and 2023 are excluded from this presentation, as they are disclosed in Note 23.
Liabilities of trust accounts represent the trustee’s potential responsibility for temporary payments to creditors of liabilities of trust accounts making use of funds of the MUFG Group, unless there are certain agreements with trust creditors that have provisions limiting the MUFG Group’s exposure as a trustee to the trust account assets. A trust may incur external liabilities to obtain certain services during the terms of the trust arrangement. While in principle, any liabilities of a trust are payable by the trust account and its beneficiaries. A trustee’s responsibility may be interpreted to encompass temporary payments for the trust account liabilities when the trust account does not maintain sufficient liquidity available for such liabilities unless the agreement with trust creditors limits the trustee’s exposure to the trust account assets. Liabilities of trust accounts principally includes obligations to return collateral under security lending transactions. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets. The MUFG Group continuously monitors the liabilities of trust accounts and assesses the trust account’s ability to perform its obligations to prevent any unfavorable outcomes; the MUFG Group claims its recourse for its temporary payments against the trust account assets and the beneficiaries.
Carrying Amount
At March 31, 2022 and 2023, the carrying amounts of the liabilities related to guarantees and similar instruments set forth above were ¥814,734 million and ¥1,243,157 million, respectively, which are included in Other liabilities and Trading account liabilities. The guarantees and similar instruments comprising the largest components of the total were options sold in the amount of ¥769,376 million and ¥1,188,798 million as of March 31, 2022 and 2023, respectively. Credit derivatives sold by the MUFG Group at March 31, 2022 and 2023 are excluded from this presentation, as they are disclosed in Note 23. In addition, Other liabilities include an allowance for off-balance sheet instruments of ¥51,852 million and ¥48,615 million at March 31, 2022 and 2023, respectively, related to these transactions.
Performance Risk
The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default with its loan portfolio. The MUFG Group’s credit rating system is consistent with both the method of evaluating credit risk under Basel III and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the “Not rated” category in the following tables.
Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2022 and 2023. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts do not represent the anticipated losses, if any, on these guarantees.

		Amount by borrower grade
At March 31, 2022:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,731	¥4,575	¥121	¥31	¥4
Performance guarantees	3,828	3,706	73	22	27
Total	¥8,559	¥8,281	¥194	¥53	¥31

		Amount by borrower grade
At March 31, 2023:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,975	¥4,819	¥78	¥17	¥61
Performance guarantees	4,179	4,066	53	29	31
Total	¥9,154	¥8,885	¥131	¥46	¥92

Notes:
(1)Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.
(2)Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.
The guarantees the MUFG Group does not classify based upon internal credit ratings are as follows.
The MUFG Group records all derivative contracts at fair value. Aggregate market risk limits have been established, and market risk measures are routinely monitored against these limits. The MUFG Group also manages its exposure to these derivative contracts through a variety of risk mitigation strategies, including, but not limited to, offsetting economic hedge positions. The MUFG Group expects the risk of loss to be remote and believes that the notional amounts of the derivative contracts generally exceed its exposure.
Liabilities of trust accounts represent the trustee’s potential responsibility for temporary payments to creditors of liabilities of trust accounts using funds of the MUFG Group. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets.
Other Off-balance Sheet Instruments
In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financial needs of its customers and for purposes other than trading. Such off-balance sheet instruments consist of lending-related commitments, including commitments to extend credit and commercial letters of credit that the MUFG Group provides to meet the financing needs of its customers. Once the MUFG Group issues these off-balance sheet instruments, the MUFG Group is required to extend credit to or make certain payments to the customers or beneficiaries specified pursuant to the underlying contracts unless otherwise provided in the contracts. Since many of these commitments expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Substantially all of our off-balance sheet instruments is comprised of commitments to extend credit at March 31, 2023, and approximately 62% of these commitments will expire within one year, 34% from one year to five years and 4% after five years. The table below presents the contractual amounts with regard to the other off-balance sheet instruments at March 31, 2022 and 2023:

	2022	2023
	(in billions)
Commitments to extend credit	¥82,886	¥88,631
Commercial letters of credit	908	871
Commitments to make investments	478	705
Commitments to extend credit, which generally have fixed expiration dates or other termination clauses, are binding agreements to lend to customers. Commitments are different from guarantees in that the commitments are generally revocable or have provisions that enable the MUFG Group to avoid payments in the event of violations of any conditions of the contracts and certain deterioration of the potential borrowers’ financial condition.
Commercial letters of credit, generally used for trade transactions, are typically secured by the underlying goods. The MUFG Group continually monitors the type and amount of collateral and other securities, and requires counterparties to provide additional collateral or guarantors as necessary.
Commitments to make investments are legally binding contracts such as to make additional contributions to corporate recovery or private equity investment funds in accordance with limited partnership agreements. Some of these funds, in which the MUFG Group has significant variable interests, are described in Note 25.